Earnings per share	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Earnings per share
7.
Earnings per share

	2026	2025	2024
Earnings attributable to BHP shareholders (US$M)	9,833	9,019	7,897
Weighted average number of shares (Million)
- Basic	5,078	5,073	5,068
- Diluted	5,089	5,083	5,077
Earnings per ordinary share (US cents)
- Basic	193.6	177.8	155.8
- Diluted	193.2	177.4	155.5
Headline earnings per ordinary share (US cents)
- Basic	239.1	182.4	195.9
- Diluted	238.6	182.0	195.6

Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited ordinary shares.

Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2026	2025	2024
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	9,833	9,019	7,897
Adjusted for:
Loss/(gain) on sales of property, plant and equipment, intangibles and investments	1	(3)	(29)
Impairment of property, plant and equipment and intangibles net of reversals	2,405	154	3,905
(Gain)/loss on disposal of subsidiaries and operations	(65)	117	(915)
Tax effect of above adjustments	(30)	(34)	(928)
Subtotal of adjustments	2,311	234	2,033
Headline earnings	12,144	9,253	9,930
Diluted headline earnings	12,144	9,253	9,930

Recognition and measurement

Diluted earnings attributable to BHP shareholders are equal to earnings attributable to BHP shareholders.

The calculation of the number of ordinary shares used in the computation of basic earnings per share is the weighted average number of ordinary shares of BHP Group Limited outstanding during the period after deduction of the number of shares held by the BHP Group Limited Employee Equity Trust.

For the purposes of calculating diluted earnings per share, the effect of 11 million dilutive shares has been taken into account for the year ended 30 June 2026 (2025: 10 million shares; 2024: 9 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under employee share ownership plans for which terms and conditions are described in note 26 'Employee share ownership plans'. Diluted earnings per share calculation excludes instruments which are considered antidilutive.

At 30 June 2026, there are no instruments which are considered antidilutive (2025: nil; 2024: nil).